Equity - Summary of Reserves and Other Equity Interest (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Miscellaneous equity [abstract]
Paid-in capital in excess of par value	₩ 13,190,274		₩ 13,190,274
Losses on sales of treasury shares	(477,358)		(481,332)
Other capital surplus	3,933,818		3,927,041
Consideration for exchange right of exchangeable bonds	0		11,933
Total	₩ 16,646,734	$ 11,264,080	₩ 16,647,916	[1]	₩ 16,940,731

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.